Income Taxes (Details) - Schedule of Income Tax Provision - USD ($)	3 Months Ended		12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	May 31, 2023	Dec. 31, 2022	May 31, 2022	Dec. 31, 2021
Schedule of Income Tax Provision [Abstract]
Current	$ (94,570)	$ 562,587		$ 743,061
Deferred	137,524	(24,130)	$ 1,236,478	(159,221)	$ 679,527	(220,619)
Current	(356,307)	768,057
Deferred	$ (116,145)	$ 17,675	$ (133,051)		$ (554,294)
Change in valuation allowance				159,221		220,619
Income tax provision				$ 743,061